CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common stock par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	10,607,150	9,131,786
Common stock, shares outstanding	10,607,150	9,131,786
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	2,000,000	2,000,000
Preferred Stock, Shares Issued	80,000
Preferred Stock, Shares Outstanding	80,000